TAXES PAYABLE	12 Months Ended
Dec. 31, 2025
TAXES PAYABLE
TAXES PAYABLE

10.TAXES PAYABLE

Taxes payable consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
VAT payable	19,780	7,697
Enterprise income taxes payable	189,717	151,304
Surtaxes and others	7,890	15,745
	217,387	174,746